Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 18,939	$ 15,037
Cash flows from investing activities:
Vessels acquisitions and improvements	(37,246)	(117,058)
Other fixed assets, net	(69)	0
Term deposits	1,500	0
Deposits assets, non-current	0	(1,000)
Net cash used in investing activities	(35,815)	(118,058)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	70	98,232
Dividends paid	(8,916)	0
Proceeds from long term debt and other financial liabilities	80,300	104,350
Repayments of long-term debt and other financial liabilities	(47,910)	(66,722)
Repayments of convertible notes	(10,000)	0
Payments of financing and stock issuance costs	(937)	(1,096)
Net cash provided by financing activities	12,607	134,764
Net (decrease) / increase in cash and cash equivalents and restricted cash	(4,269)	31,743
Cash and cash equivalents and restricted cash at beginning of period	45,626	22,051
Cash and cash equivalents and restricted cash at end of period	41,357	53,794
Cash paid during the period for:
Interest paid	4,798	5,160
Noncash investing activities:
Vessels acquisitions and improvements	3,518	884
Noncash financing activities:
Dividends declared but not paid	4,460	0
Shares issued for repayment of subordinated long term-debt	0	3,000
Repayment of subordinated long term-debt by issuance of units	$ 0	$ (3,000)